UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C. 20549

                                                   Form 13F

                                              FORM I3F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [    ]; Amendment Number:  __________

This Amendment  (Check only one.):         [    ] is a restatement.
                                           [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Joseph Stilwell
Address:         111 Broadway, 12th Floor
                 New York, NY 10006

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Joseph Stilwell
Title:           _________________
Phone:           212-269-1551

Signature, Place, and Date of Signing:

/s/ Joseph Stilwell       New York, NY          May 13, 2013
   [Signature]            [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    104

Form 13F Information Table Value Total:    $169,604
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number       Name

1             028-12466                  Stilwell Value LLC (1)


(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Activist Fund, LP, Stilwell Activist Investments, LP, Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, Stilwell Value Partners VI, LP, and Stilwell Value Partners VII, LP (together the " Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP") and the managing member of Stilwell Advisers LLC, which is in the business of serving as the investment subadviser to Stilwell Associates Insurance Fund of the S.A.L.I. Multi-Series Fund, L.P. ("S.A.L.I." and, together with the Value Funds and SPLP, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds, SPLP or S.A.L.I. individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, has such discretion.

NAME OF ISSUER                  TITLE OF     CUSIP           VALUE     SHRS OR    SH/PRN  PUT/ INV DISC   OTHER MGR VOTING AUTHORITY
                                  CLASS                    (x$1000)    PRN AMT            CALL                       SOLE SHARE NONE
ALLIANCE BANCORP INC PA NEW     COMMON    01890A108         587        44,000      SH            DEFINED              44,000
ALLIANCE BANCORP INC PA NEW     COMMON    01890A108        5916       443,127      SH            DEFINED      1      443,127
AMERIANA BANCORP                COMMON    023613102          95        10,444      SH            DEFINED      1       10,444
AMERISERV FINL INC              COMMON    03074A102        1702       543,923      SH            DEFINED      1      543,923
ANCHOR BANCORP WA               COMMON    032838104         158        10,000      SH            DEFINED              10,000
ANCHOR BANCORP WA               COMMON    032838104        1496        95,000      SH            DEFINED              95,000
ANCHOR BANCORP WA               COMMON    032838104        2311       146,725      SH            DEFINED      1      146,725
ASB BANCORP INC NC              COMMON    00213T109         170        10,000      SH            DEFINED              10,000
ASB BANCORP INC NC              COMMON    00213T109        1699       100,000      SH            DEFINED             100,000
ASB BANCORP INC NC              COMMON    00213T109        6583       387,500      SH            DEFINED      1      387,500
ATLAS FINANCIAL HOLDINGS INC    COMMON    G06207115        1013       168,834      SH            DEFINED      1      168,834
BANK MUTUAL CORP NEW            COMMON    063750103         111        20,000      SH            DEFINED              20,000
BSB BANCORP INC MD              COMMON    05573H108         414        30,000      SH            DEFINED              30,000
CAMCO FINL CORP                 COMMON    132618109         389       112,200      SH            DEFINED      1      112,200
CFS BANCORP INC                 COMMON    12525D102        1033       129,305      SH            DEFINED      1      129,305
CHEVIOT FINL CORP NEW           COMMON    16677X105         918        80,000      SH            DEFINED              80,000
CITIZENS CMNTY BANCORP INC M    COMMON    174903104           5           797      SH            DEFINED      1          797
CLIFTON SVGS BANCORP INC        COMMON    18712Q103         131        10,480      SH            DEFINED              10,480
COLONIAL FINL SVCS INC          COMMON    19566B101         813        60,000      SH            DEFINED              60,000
COLONIAL FINL SVCS INC          COMMON    19566B101        3993       294,696      SH            DEFINED      1      294,696
EAGLE BANCORP MONT INC          COMMON    26942G100         141        12,897      SH            DEFINED              12,897
ESSA BANCORP INC                COMMON    29667D104         379        35,000      SH            DEFINED              35,000
FEDFIRST FINL CORP NEW          COMMON    31429C101        1725        97,199      SH            DEFINED              97,199
FEDFIRST FINL CORP NEW          COMMON    31429C101        2504       141,092      SH            DEFINED      1      141,092
FIRST ADVANTAGE BANCORP         COMMON    31848L104         741        58,110      SH            DEFINED      1       58,110
FIRST CLOVER LEAF FINL CORP     COMMON    31969M105         113        14,236      SH            DEFINED              14,236
FIRST CLOVER LEAF FINL CORP     COMMON    31969M105        1603       202,370      SH            DEFINED      1      202,370
FIRST FINL NORTHWEST INC        COMMON    32022K102         195        25,000      SH            DEFINED              25,000
FIRST FINL NORTHWEST INC        COMMON    32022K102         204        26,100      SH            DEFINED              26,100
FIRST FINL NORTHWEST INC        COMMON    32022K102       13883     1,777,616      SH            DEFINED      1    1,777,616
FIRST PACTRUST BANCORP INC      COMMON    33589V101         114        10,000      SH            DEFINED              10,000
FIRST SVGS FINL GROUP INC       COMMON    33621E109         434        20,000      SH            DEFINED              20,000
FOX CHASE BANCORP INC NEW       COMMON    35137T108        1284        76,038      SH            DEFINED              76,038
FRANKLIN FINL CORP VA           COMMON    35353C102        1460        80,000      SH            DEFINED              80,000
FS BANCORP INC                  COMMON    30263Y104        1902       120,000      SH            DEFINED             120,000
GEORGETOWN BANCORP INC MD       COMMON    372591107        1031        75,000      SH            DEFINED              75,000
GEORGETOWN BANCORP INC MD       COMMON    372591107         894        65,000      SH            DEFINED      1       65,000
HAMILTON BANCORP INC MD         COMMON    407015106        1374       100,000      SH            DEFINED             100,000
HAMILTON BANCORP INC MD         COMMON    407015106        3468       252,400      SH            DEFINED      1      252,400
HAMPDEN BANCORP INC             COMMON    40867E107         321        20,000      SH            DEFINED              20,000
HERITAGE FINL GROUP INC         COMMON    42726X102         434        30,000      SH            DEFINED              30,000
HOME FED BANCORP INC LA NEW     COMMON    43708L108        1243        70,000      SH            DEFINED              70,000
HOMETRUST BANCSHARES INC        COMMON    437872104        1896       120,000      SH            DEFINED             120,000
HOPFED BANCORP INC              COMMON    439734104         236        22,000      SH            DEFINED              22,000
HOPFED BANCORP INC              COMMON    439734104        5853       545,000      SH            DEFINED      1      545,000
IF BANCORP INC                  COMMON    44951J105         153        10,000      SH            DEFINED              10,000
IF BANCORP INC                  COMMON    44951J105         348        22,833      SH            DEFINED              22,833
IF BANCORP INC                  COMMON    44951J105        6175       404,909      SH            DEFINED      1      404,909
JACKSONVILLE BANCORP INC MD     COMMON    46924R106         948        50,000      SH            DEFINED              50,000
JACKSONVILLE BANCORP INC MD     COMMON    46924R106        1980       104,490      SH            DEFINED      1      104,490
JEFFERSON BANCSHARES INC TEN    COMMON    472375104        1837       362,233      SH            DEFINED      1      362,233
KINGSWAY FINL SVCS INC          COMMON    496904202         311        75,000      SH            DEFINED              75,000
KINGSWAY FINL SVCS INC          COMMON    496904202        9554     2,302,044      SH            DEFINED      1    2,302,044
LAKE SHORE BANCORP INC          COMMON    510700107         267        24,100      SH            DEFINED              24,100
LAPORTE BANCORP INC MD          COMMON    516651106          48         4,875      SH            DEFINED               4,875
LSB FINL CORP                   COMMON    501925101          86         4,000      SH            DEFINED      1        4,000
MALVERN BANCORP INC             COMMON    561409103         262        21,496      SH            DEFINED              21,496
MALVERN BANCORP INC             COMMON    561409103        7606       623,920      SH            DEFINED      1      623,920
META FINL GROUP INC             COMMON    59100U 10 8         8           299      SH            DEFINED      1          299
METLIFE INC                     COMMON    59156R108           2            60      SH            DEFINED                  60
MSB FINL CORP                   COMMON    55352P102         348        49,517      SH            DEFINED              49,517
NAUGATUCK VY FINL CORP MD       COMMON    63906P107          70        10,000      SH            DEFINED              10,000
NAUGATUCK VY FINL CORP MD       COMMON    63906P107        1291       183,940      SH            DEFINED             183,940
NAUGATUCK VY FINL CORP MD       COMMON    63906P107        3410       485,760      SH            DEFINED      1      485,760
NORTHEAST CMNTY BANCORP INC     COMMON    664112109         900       164,600      SH            DEFINED             164,600
NORTHEAST CMNTY BANCORP INC     COMMON    664112109        5947     1,087,300      SH            DEFINED      1    1,087,300
OBA FINL SVCS INC               COMMON    67424G101         120         6,325      SH            DEFINED               6,325
OCONEE FED FINL CORP            COMMON    675607105        2712       174,991      SH            DEFINED             174,991
ONEIDA FINL CORP MD             COMMON    682479100         318        25,000      SH            DEFINED              25,000
PATHFINDER BANCORP INC          COMMON    70320A103         656        50,663      SH            DEFINED              50,663
PEOPLES BANCORP N C INC         COMMON    710577107          35         3,100      SH            DEFINED      1        3,100
POAGE BANKSHARES INC            COMMON    730206109         224        15,000      SH            DEFINED              15,000
POAGE BANKSHARES INC            COMMON    730206109        4552       304,471      SH            DEFINED      1      304,471
POLONIA BANCORP INC MD          COMMON    73158Q109        1341       150,000      SH            DEFINED             150,000
POLONIA BANCORP INC MD          COMMON    73158Q109        1443       161,379      SH            DEFINED      1      161,379
PRINCIPAL FINL GROUP INC        COMMON    74251V102          19           547      SH            DEFINED                 547
PROVIDENT FINL HLDGS INC        COMMON    743868101         153         9,000      SH            DEFINED               9,000
PROVIDENT FINL HLDGS INC        COMMON    743868101       12957       761,706      SH            DEFINED      1      761,706
PRUDENTIAL BANCORP INC PA       COMMON    744319104         980       106,891      SH            DEFINED             106,891
PSB HLDGS INC                   COMMON    69360W108         361        51,786      SH            DEFINED              51,786
SIMPLICITY BANCORP              COMMON    828867101        1487        98,908      SH            DEFINED              98,908
SOUND FINL BANCORP INC          COMMON    83607A100        1938       153,083      SH            DEFINED             153,083
SOUND FINL BANCORP INC          COMMON    83607A100        1304       103,000      SH            DEFINED      1      103,000
SP BANCORP INC                  COMMON    78468K106         148         8,000      SH            DEFINED               8,000
SP BANCORP INC                  COMMON    78468K106         740        40,000      SH            DEFINED              40,000
SP BANCORP INC                  COMMON    78468K106        2107       113,890      SH            DEFINED      1      113,890
STANDARD FINL CORP MD           COMMON    853393106         150         7,700      SH            DEFINED               7,700
STANDARD FINL CORP MD           COMMON    853393106        1658        85,000      SH            DEFINED              85,000
TECHE HLDG CO                   COMMON    878330109          94         2,276      SH            DEFINED      1        2,276
TF FINL CORP                    COMMON    872391107          92         3,675      SH            DEFINED               3,675
TF FINL CORP                    COMMON    872391107        4000       159,021      SH            DEFINED      1       66,430
TFS FINL CORP                   COMMON    87240R107         490        45,200      SH            DEFINED              45,200
UNITED CMNTY BANCORP IND        COMMON    90984R101        1717       175,000      SH            DEFINED             175,000
UNITED CMNTY BANCORP IND        COMMON    90984R101        2944       300,138      SH            DEFINED      1      300,138
WATERSTONE FINL INC             COMMON    941888109        1285       155,431      SH            DEFINED             155,431
WATERSTONE FINL INC             COMMON    941888109         417        50,428      SH            DEFINED      1       50,428
WAYNE SVGS BANCSHARES INC NE    COMMON    94624Q101         100        10,000      SH            DEFINED              10,000
WAYNE SVGS BANCSHARES INC NE    COMMON    94624Q101         265        26,416      SH            DEFINED              26,416
WAYNE SVGS BANCSHARES INC NE    COMMON    94624Q101        2459       245,122      SH            DEFINED      1      245,122
WELLESLEY BANCORP INC           COMMON    949485106        1190        75,000      SH            DEFINED              75,000
WOLVERINE BANCORP INC           COMMON    977880103         113         6,000      SH            DEFINED               6,000
WOLVERINE BANCORP INC           COMMON    977880103        1223        65,000      SH            DEFINED              65,000
WOLVERINE BANCORP INC           COMMON    977880103        3029       161,028      SH            DEFINED      1      161,028
WVS FINL CORP                   COMMON    929358109         263        24,480      SH            DEFINED      1       24,480
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